Business developments	12 Months Ended
Dec. 31, 2018
Business developments
3 Business developments, significant shareholders and subsequent events
The Group’s significant business developments for 2018 as well as the Group’s significant shareholders are discussed below.
Business developments
There were no significant business developments for the Group in 2018.
Significant shareholders
Significant shareholders registered in the share register
The following table includes significant shareholders (including nominees) with holdings in Group shares of at least 5% of the voting rights, which were registered in the share register as of December 31, 2018 and 2017, respectively.
Significant shareholders registered in the share register
end of	2018			2017
	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	388	16	15.19	329	13	12.88
Nortrust Nominees Ltd. [2]	149	6	5.84	140	6	5.49
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange (SIX) information from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructures and Market Conduct in Securities and Derivatives Trading. These shareholders may hold their shareholdings in Group shares through a nominee. The following shareholder notifications relate to registered voting rights exceeding 5% of all voting rights, which are subject to disclosure in the notes to the financial statements in accordance with the Swiss Code of Obligations.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Harris Associates L.P. relating to holdings of registered Group shares since 2013. This position includes the reportable position of Harris Associates Investment Trust (4.97% of the voting rights), as published by the SIX on August 1, 2018.
In a disclosure notification that the Group published on September 6, 2018, the Group was notified that as of August 24, 2018, Qatar Holding LLC held 133.2 million shares, or 5.21% of the voting rights, of the registered Group shares issued as of the date of the notified transaction.
In 2018, the Group received disclosure notifications from Norges Bank that their holdings of registered Group shares and voting rights had fallen below the 5% threshold. The Olayan Group and BlackRock, Inc.’s holdings of registered Group shares and voting rights remained below the 5% threshold both as of December 31, 2018 and as of December 31, 2017.
Subsequent event
In March 2019, the Group reached a tentative settlement related to an existing dispute. As a result, the Group increased its 2018 litigation provision by CHF 33 million in the Corporate & Institutional Banking business within the Swiss Universal Bank division and decreased its estimate of the aggregate range of reasonably possible losses not covered by existing provisions from zero to CHF 1.5 billion to zero to CHF 1.4 billion.

Bank
Business developments
3 Business developments, significant shareholders and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in VI – Consolidated financial statements – Credit Suisse Group for further information.